Schedule of Investments (unaudited)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.7%
Clear Channel International BV, 6.63%, 08/01/25
(Call 02/01/23)(a)(b)	$4,175	$4,082,579
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27 (Call 08/15/23)(a)(b)	14,540	13,270,901
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27 (Call 08/15/23)(a)(b)	7,326	6,766,477
6.25%, 06/15/25 (Call 06/15/23)(a)(b)	4,974	4,988,872
Summer BC Bidco B LLC, 5.50%, 10/31/26
(Call 07/15/23)(a)	4,821	3,984,075
Terrier Media Buyer Inc., 8.88%, 12/15/27
(Call 12/15/23)(a)(b)	11,550	9,009,000
		42,101,904
Aerospace & Defense — 4.0%
Bombardier Inc.
7.13%, 06/15/26 (Call 06/15/23)(a)	14,070	14,017,237
7.50%, 12/01/24 (Call 12/01/23)(a)	4,889	4,985,997
7.50%, 03/15/25 (Call 03/15/23)(a)(b)	14,038	14,060,173
7.88%, 04/15/27 (Call 04/15/23)(a)(b)	21,644	21,589,890
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 08/15/23)(a)(b)	6,185	5,040,775
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)(b)	12,367	12,277,958
6.88%, 05/01/25 (Call 04/01/25)	7,302	7,479,220
Moog Inc., 4.25%, 12/15/27 (Call 12/15/23)(a)(b)	5,690	5,295,683
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	11,541	10,779,005
5.75%, 10/15/27 (Call 07/15/27)(a)	11,385	11,090,129
Spirit AeroSystems Inc., 7.50%, 04/15/25
(Call 04/15/23)(a)	14,260	14,283,148
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/23)(b)	27,850	26,596,750
6.25%, 03/15/26 (Call 03/15/23)(a)	50,720	50,643,920
6.38%, 06/15/26 (Call 06/15/23)(b)	11,182	11,025,452
7.50%, 03/15/27 (Call 03/15/23)	7,359	7,412,322
8.00%, 12/15/25 (Call 04/08/23)(a)	13,759	14,042,848
TransDigm UK Holdings PLC, 6.88%, 05/15/26
(Call 05/15/23)(b)	6,182	6,128,248
Triumph Group Inc.
6.25%, 09/15/24 (Call 03/03/23)(a)(b)	5,900	5,719,307
7.75%, 08/15/25 (Call 08/15/23)(b)	5,507	4,678,747
8.88%, 06/01/24 (Call 02/01/23)(a)	6,323	6,447,541
		253,594,350
Agriculture — 0.2%
Darling Ingredients Inc., 5.25%, 04/15/27
(Call 04/15/23)(a)(b)	5,665	5,524,791
Vector Group Ltd., 10.50%, 11/01/26 (Call 11/01/23)(a)(b)	6,716	6,757,975
		12,282,766
Airlines — 2.7%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)(b)	14,362	13,304,402
Allegiant Travel Co., 7.25%, 08/15/27
(Call 08/15/24)(a)(b)	6,537	6,407,502
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	5,913	5,542,945
American Airlines Inc., 11.75%, 07/15/25(a)	28,869	32,212,030
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(a)	40,172	39,393,667
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	10,514	10,042,184
3.80%, 04/19/23 (Call 03/19/23)(b)	3,432	3,417,089
7.38%, 01/15/26 (Call 12/15/25)(b)	9,986	10,462,412
Security	Par (000)	Value

Airlines (continued)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles
Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(b)	$13,649	$13,051,856
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	11,971	12,248,657
United Airlines Holdings Inc., 4.88%, 01/15/25(b)	3,984	3,918,663
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(a)	22,963	21,838,082
		171,839,489
Apparel — 0.5%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	10,943	10,834,938
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	10,345	9,666,995
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	6,943	6,288,553
William Carter Co. (The), 5.63%, 03/15/27
(Call 03/15/23)(a)(b)	5,631	5,490,904
		32,281,390
Auto Manufacturers — 3.8%
Allison Transmission Inc., 4.75%, 10/01/27
(Call 10/01/23)(a)(b)	4,745	4,507,355
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25
(Call 11/01/24)(a)	13,023	12,834,831
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(b)	11,225	10,907,332
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	10,165	9,446,821
2.70%, 08/10/26 (Call 07/10/26)	11,901	10,621,642
3.10%, 05/04/23(b)	2,500	2,481,612
3.37%, 11/17/23(b)	7,810	7,618,655
3.38%, 11/13/25 (Call 10/13/25)(b)	16,531	15,394,494
3.66%, 09/08/24	5,849	5,648,789
3.81%, 01/09/24 (Call 11/09/23)(b)	6,778	6,644,473
3.82%, 11/02/27 (Call 08/02/27)(b)	5,835	5,266,088
4.06%, 11/01/24 (Call 10/01/24)(b)	12,353	11,969,439
4.13%, 08/04/25	11,036	10,553,175
4.13%, 08/17/27 (Call 06/17/27)	9,380	8,650,986
4.14%, 02/15/23	1,000	996,700
4.27%, 01/09/27 (Call 11/09/26)	7,254	6,817,913
4.38%, 08/06/23(b)	4,410	4,377,294
4.39%, 01/08/26(b)	10,143	9,757,769
4.54%, 08/01/26 (Call 06/01/26)	6,346	6,010,043
4.69%, 06/09/25 (Call 04/09/25)	4,846	4,706,678
4.95%, 05/28/27 (Call 04/28/27)(b)	12,017	11,545,602
5.13%, 06/16/25 (Call 05/16/25)	13,530	13,294,663
5.58%, 03/18/24 (Call 02/18/24)	11,341	11,287,697
6.95%, 03/06/26	5,000	5,113,750
7.35%, 11/04/27 (Call 10/04/27)	11,561	12,124,599
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	6,740	5,603,838
5.63%, 02/01/23(a)(b)	5,884	5,884,000
5.88%, 01/15/28 (Call 01/15/24)(a)	1,000	852,273
7.75%, 10/15/25 (Call 10/15/23)(a)	8,461	8,334,085
JB Poindexter & Co. Inc., 7.13%, 04/15/26
(Call 04/15/23)(a)(b)	6,570	6,489,960
Mclaren Finance PLC, 7.50%, 08/01/26
(Call 08/01/23)(a)	7,171	5,387,214
		241,129,770
Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd., 4.88%, 08/15/26
(Call 08/15/23)(a)(b)	9,332	8,852,708
American Axle & Manufacturing Inc., 6.50%, 04/01/27
(Call 04/01/23)(b)	5,874	5,418,765
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/23)(a)(b)	6,248	6,275,338

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/23)(a)(b)	$10,326	$10,276,951
8.50%, 05/15/27 (Call 05/15/23)(a)(b)	22,459	22,460,754
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25
(Call 04/15/23)(a)	4,817	4,786,053
Dana Inc., 5.38%, 11/15/27 (Call 11/15/23)(b)	3,643	3,474,986
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	7,973	7,461,585
5.00%, 05/31/26 (Call 05/31/23)(b)	10,520	10,177,995
9.50%, 05/31/25 (Call 05/31/23)	9,780	10,123,743
ZF North America Capital Inc., 4.75%, 04/29/25(a)	12,606	12,172,732
		101,481,610
Banks — 1.2%
Commerzbank AG, 8.13%, 09/19/23(a)	11,724	11,845,512
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)(b)	7,405	6,146,150
7.63%, 05/01/26 (Call 05/01/23)(a)	6,776	5,957,672
8.13%, 11/15/24 (Call 03/03/23)(a)(b)	5,057	4,892,850
8.25%, 04/15/25 (Call 04/15/23)(a)	6,501	6,218,597
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	23,181	22,559,383
5.71%, 01/15/26(a)(b)	17,125	16,823,317
		74,443,481
Building Materials — 0.5%
Eco Material Technologies Inc., 7.88%, 01/31/27
(Call 01/31/24)(a)	5,899	5,677,787
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 03/03/23)(a)	4,593	4,064,805
4.88%, 12/15/27 (Call 12/15/23)(a)(b)	4,540	3,692,189
Koppers Inc., 6.00%, 02/15/25 (Call 02/15/23)(a)(b)	6,022	5,971,932
Standard Industries Inc./NJ, 5.00%, 02/15/27
(Call 02/15/23)(a)	10,382	9,888,393
		29,295,106
Chemicals — 1.9%
Cerdia Finanz GmbH, 10.50%, 02/15/27
(Call 02/15/24)(a)	6,846	5,831,765
Avient Corp., 5.75%, 05/15/25 (Call 05/15/23)(a)(b)	7,608	7,550,197
Axalta Coating Systems LLC/Axalta Coating Systems
Dutch Holding B BV, 4.75%, 06/15/27
(Call 06/15/23)(a)(b)	5,891	5,566,995
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)(b)	5,607	5,202,660
Cornerstone Chemical Co., 6.75%, 08/15/24
(Call 08/15/23)(a)(b)	4,899	3,930,437
GPD Companies Inc., 10.13%, 04/01/26
(Call 04/01/23)(a)	5,542	4,968,181
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26
(Call 01/15/24)(a)(b)	5,813	5,335,404
Mativ Holdings Inc., 6.88%, 10/01/26 (Call 10/01/23)(a)	4,335	4,009,875
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)(b)	8,011	7,647,806
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)	12,005	11,824,925
5.00%, 05/01/25 (Call 01/31/25)(a)	6,097	5,890,689
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	12,695	11,829,836
Olin Corp., 5.13%, 09/15/27 (Call 03/15/23)(b)	6,310	6,121,036
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/23)(a)	6,590	6,221,166
Rayonier AM Products Inc., 7.63%, 01/15/26
(Call 01/15/24)(a)	5,571	5,185,815
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(a)	8,915	8,233,003
SPCM SA, 3.13%, 03/15/27 (Call 03/15/24)(a)	3,975	3,509,710
Security	Par (000)	Value

Chemicals (continued)
Trinseo Materials Operating SCA/Trinseo Materials
Finance Inc., 5.38%, 09/01/25 (Call 09/01/23)(a)(b)	$5,842	$5,110,776
WR Grace Holdings LLC, 4.88%, 06/15/27
(Call 06/15/23)(a)	8,439	7,869,368
		121,839,644
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance
Resource Finance Corp., 7.50%, 05/01/25
(Call 05/01/23)(a)(b)	4,860	4,828,556

Commercial Services — 4.8%
ADT Security Corp. (The), 4.13%, 06/15/23(b)	9,348	9,300,091
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(a)	6,286	5,661,800
Albion Financing 2Sarl, 8.75%, 04/15/27
(Call 10/15/23)(a)	5,142	4,406,051
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.63%, 07/15/26 (Call 07/15/23)(a)	22,984	22,138,260
9.75%, 07/15/27 (Call 07/15/23)(a)(b)	11,990	11,449,594
AMN Healthcare Inc., 4.63%, 10/01/27
(Call 10/01/23)(a)(b)	5,710	5,294,776
Aptim Corp., 7.75%, 06/15/25 (Call 06/15/23)(a)	5,305	3,812,969
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/23)(a)	7,144	7,001,191
Avis Budget Car Rental LLC/Avis Budget Finance Inc.,
5.75%, 07/15/27 (Call 07/15/23)(a)(b)	8,512	8,014,200
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)(b)	11,660	10,613,005
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/23)(a)(b)	6,945	6,500,298
5.50%, 07/15/25 (Call 06/18/23)(a)	4,740	4,669,469
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)(b)	7,360	7,553,200
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)(b)	7,258	6,624,869
7.75%, 02/15/28 (Call 02/15/25)(a)(b)	910	921,953
9.50%, 11/01/27 (Call 11/01/23)(a)	6,829	6,777,783
Graham Holdings Co., 5.75%, 06/01/26
(Call 06/01/23)(a)	4,690	4,619,650
Grand Canyon University, 4.13%, 10/01/24(b)	5,841	5,566,473
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/23)(a)(b)	14,320	13,693,500
Hertz Corp. (The), 4.63%, 12/01/26 (Call 12/01/23)(a)(b)	5,901	5,261,774
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/23)(a)(b)	4,900	4,613,350
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26
(Call 02/01/23)(a)	4,852	4,461,779
MoneyGram International Inc., 5.38%, 08/01/26
(Call 08/01/23)(a)(b)	5,640	5,740,903
Picasso Finance Sub Inc., 6.13%, 06/15/25
(Call 06/15/23)(a)	6,432	6,457,728
Prime Security Services Borrower LLC/Prime
Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	12,406	11,071,386
5.25%, 04/15/24(a)	9,204	9,114,750
5.75%, 04/15/26(a)	16,815	16,531,541
6.25%, 01/15/28 (Call 01/15/24)(a)	7,022	6,659,665
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25
(Call 03/03/23)(a)(b)	6,744	6,688,910
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 03/03/23)(a)	9,743	9,601,946
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	9,264	9,499,282
11.25%, 12/15/27 (Call 06/15/25)(a)	6,440	6,810,266
Service Corp. International/U.S., 4.63%, 12/15/27
(Call 12/15/23)(b)	5,515	5,268,050

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.,
4.63%, 11/01/26 (Call 11/01/23)(a)	$5,231	$4,953,966
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/23)(a)(b)	8,940	8,627,860
United Rentals North America Inc.
3.88%, 11/15/27 (Call 03/03/23)(b)	6,370	6,047,519
4.88%, 01/15/28 (Call 01/15/24)	1,000	967,250
5.50%, 05/15/27 (Call 05/15/23)(b)	6,650	6,612,498
Verscend Escrow Corp., 9.75%, 08/15/26
(Call 08/15/23)(a)	13,620	13,683,844
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(a)	9,720	8,995,305
		302,288,704
Computers — 1.2%
Diebold Nixdorf Inc., 9.38%, 07/15/25
(Call 02/16/23)(a)(b)	8,341	5,494,634
NCR Corp., 5.75%, 09/01/27 (Call 09/01/23)(a)(b)	5,770	5,629,847
Presidio Holdings Inc., 4.88%, 02/01/27
(Call 02/01/23)(a)(b)	6,354	5,920,784
Seagate HDD Cayman
4.75%, 06/01/23	5,950	5,941,262
4.75%, 01/01/25	5,461	5,359,057
4.88%, 03/01/24 (Call 01/01/24)(b)	5,923	5,870,878
4.88%, 06/01/27 (Call 03/01/27)(b)	6,731	6,529,070
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	5,747	4,353,353
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)(b)	15,347	16,627,724
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	16,769	16,215,779
		77,942,388
Cosmetics & Personal Care — 0.2%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)	10,565	10,124,158
6.50%, 04/15/26 (Call 04/15/23)(a)(b)	5,391	5,314,448
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/04/23)(a)	140	87,651
		15,526,257
Distribution & Wholesale — 0.5%
BCPE Empire Holdings Inc., 7.63%, 05/01/27
(Call 05/01/23)(a)(b)	7,644	7,137,585
G-III Apparel Group Ltd., 7.88%, 08/15/25
(Call 08/15/23)(a)	4,593	4,369,665
IAA Inc., 5.50%, 06/15/27 (Call 06/15/23)(a)(b)	5,451	5,468,716
KAR Auction Services Inc., 5.13%, 06/01/25
(Call 06/01/23)(a)(b)	4,096	4,027,105
Univar Solutions USA Inc., 5.13%, 12/01/27
(Call 12/01/23)(a)(b)	5,230	5,091,013
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 11/15/23)(a)	5,948	2,935,338
9.00%, 11/15/26 (Call 11/15/23)(a)(b)	9,254	6,232,569
		35,261,991
Diversified Financial Services — 3.8%
Advisor Group Holdings Inc., 10.75%, 08/01/27
(Call 08/01/23)(a)(b)	4,758	4,925,619
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27
(Call 09/30/24)(a)	5,766	5,949,186
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)(b)	12,448	12,351,279
Castlelake Aviation Finance DAC, 5.00%, 04/15/27
(Call 04/15/24)(a)(b)	5,195	4,699,852
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/23)(a)(b)	4,770	4,475,602
6.63%, 03/15/26 (Call 03/15/23)(b)	4,566	4,177,890
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	8,970	8,832,454
Security	Par (000)	Value

Diversified Financial Services (continued)
Enova International Inc., 8.50%, 09/15/25
(Call 09/15/23)(a)	$4,161	$3,942,547
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/23)(a)(b)	6,165	5,914,393
LD Holdings Group LLC, 6.50%, 11/01/25
(Call 11/01/23)(a)(b)	5,820	4,445,083
LPL Holdings Inc., 4.63%, 11/15/27 (Call 11/15/23)(a)(b)	3,930	3,738,845
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27
(Call 01/15/24)(a)	6,917	6,425,355
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)	8,229	7,529,535
5.88%, 10/25/24(b)	6,510	6,438,650
6.13%, 03/25/24	10,237	10,214,735
6.75%, 06/25/25(b)	5,822	5,806,188
6.75%, 06/15/26(b)	5,837	5,765,821
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	9,410	8,191,046
5.63%, 03/15/23(b)	10,205	10,199,201
6.13%, 03/15/24 (Call 09/15/23)	15,296	15,177,000
6.63%, 01/15/28 (Call 07/15/27)(b)	6,866	6,689,338
6.88%, 03/15/25(b)	15,364	15,315,757
7.13%, 03/15/26(b)	18,421	18,388,763
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc.,
6.38%, 02/01/27 (Call 02/01/24)(a)	4,826	4,596,950
PennyMac Financial Services Inc., 5.38%, 10/15/25
(Call 10/15/23)(a)	7,389	6,882,502
PHH Mortgage Corp., 7.88%, 03/15/26
(Call 03/15/23)(a)(b)	4,156	3,792,350
PRA Group Inc., 8.38%, 02/01/28.	2,205	2,219,208
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.,
2.88%, 10/15/26 (Call 10/15/23)(a)(b)	13,534	12,084,373
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	5,739	5,068,685
4.20%, 10/29/25 (Call 09/29/25)	6,139	5,747,159
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 03/03/23)(a)	4,096	3,829,321
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/23)(a)	9,476	8,900,458
5.75%, 06/15/27 (Call 06/15/24)(a)	5,776	5,180,639
VistaJet Malta Finance PLC/XO Management
Holding Inc., 7.88%, 05/01/27 (Call 04/26/24)(a)(b)	5,891	5,714,270
		243,610,054
Electric — 1.7%
Calpine Corp., 5.25%, 06/01/26 (Call 06/01/23)(a)(b)	5,140	4,979,375
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)(b)	4,785	4,560,266
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/23)(a)	5,605	5,472,722
FirstEnergy Corp., Series B, 4.15%, 07/15/27
(Call 04/15/27)	17,912	17,124,209
InterGen NV, 7.00%, 06/30/23 (Call 02/07/23)(a)(b)	4,709	4,711,386
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	5,900	5,493,280
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	8,668	8,489,049
4.25%, 09/15/24 (Call 07/15/24)(a)	5	4,670
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	6,535	6,151,069
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/24)(b)	2,893	2,755,583
6.63%, 01/15/27 (Call 07/15/23)(b)	4,704	4,701,945
Terraform Global Operating LP, 6.13%, 03/01/26
(Call 03/01/23)(a)	4,665	4,421,594
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/23)(a)(b)	15,758	14,827,996
5.50%, 09/01/26 (Call 09/01/23)(a)(b)	12,325	12,007,631

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.63%, 02/15/27 (Call 02/15/23)(a)(b)	$15,941	$15,434,315
		111,135,090
Electrical Components & Equipment — 0.3%
WESCO Distribution Inc., 7.13%, 06/15/25
(Call 06/15/23)(a)	17,686	17,968,976

Electronics — 0.3%
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/23)(a)	4,690	4,438,163
Sensata Technologies BV
5.00%, 10/01/25(a)	8,111	7,998,203
5.63%, 11/01/24(a)(b)	5,257	5,249,877
		17,686,243
Energy - Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp.,
6.50%, 01/15/26 (Call 11/15/23)(a)(b)	9,142	8,552,562
Sunnova Energy Corp., 5.88%, 09/01/26
(Call 09/01/23)(a)(b)	4,561	4,104,900
TerraForm Power Operating LLC, 5.00%, 01/31/28
(Call 07/31/27)(a)	1,000	940,070
		13,597,532
Engineering & Construction — 0.8%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)(b)	12,353	12,138,058
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)	11,227	9,599,085
Brand Industrial Services Inc., 8.50%, 07/15/25
(Call 07/15/23)(a)(b)	11,698	9,563,115
Brundage-Bone Concrete Pumping Holdings Inc.,
6.00%, 02/01/26 (Call 02/01/23)(a)(b)	4,303	4,103,341
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	5,598	5,431,907
Promontoria Holding 264 BV, 7.88%, 03/01/27
(Call 03/01/24)(a)(b)	5,040	4,756,500
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/23)(a)(b)	5,585	4,975,676
		50,567,682
Entertainment — 4.2%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(a)	7,290	6,526,373
Banijay Entertainment SASU, 5.38%, 03/01/25
(Call 03/01/23)(a)(b)	4,425	4,270,125
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 07/01/23)(a)	39,606	39,457,477
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	21,397	21,717,955
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/23)(a)(b)	11,427	11,427,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/23)(b)	5,945	5,751,788
5.50%, 05/01/25 (Call 05/01/23)(a)(b)	12,022	11,938,847
Churchill Downs Inc., 5.50%, 04/01/27
(Call 04/01/23)(a)(b)	7,220	7,023,388
Cinemark USA Inc., 5.88%, 03/15/26 (Call 03/15/23)(a)(b)	4,541	4,082,359
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)	8,950	8,513,793
6.25%, 01/15/27 (Call 07/15/26)(a)	8,690	8,722,798
6.50%, 02/15/25 (Call 08/15/24)(a)	8,368	8,455,697
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)	1,791	1,602,497
4.75%, 10/15/27 (Call 10/15/23)(a)(b)	11,625	10,753,125
4.88%, 11/01/24 (Call 03/03/23)(a)(b)	6,936	6,756,459
6.50%, 05/15/27 (Call 05/15/23)(a)(b)	14,910	14,994,987
Merlin Entertainments Ltd., 5.75%, 06/15/26
(Call 03/17/26)(a)(b)	4,456	4,261,050
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 02/16/23)(a)(b)	5,774	5,772,990
Security	Par (000)	Value

Entertainment (continued)
8.00%, 02/01/26 (Call 02/01/23)(a)(b)	$16,761	$15,881,047
Motion Bondco DAC, 6.63%, 11/15/27
(Call 11/15/23)(a)(b)	4,650	4,206,111
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)(b)	4,624	4,264,253
Penn Entertainment Inc., 5.63%, 01/15/27
(Call 01/15/24)(a)(b)	4,596	4,320,240
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/23)(a)(b)	3,921	3,646,530
Scientific Games International Inc., 8.63%, 07/01/25
(Call 07/01/23)(a)	6,782	6,949,184
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 03/03/23)(a)(b)	10,815	10,585,181
5.50%, 04/15/27 (Call 04/15/23)(a)(b)	6,026	5,682,141
Six Flags Theme Parks Inc., 7.00%, 07/01/25
(Call 07/01/23)(a)(b)	4,123	4,182,093
Speedway Motorsports LLC/Speedway Funding II Inc.,
4.88%, 11/01/27 (Call 11/01/23)(a)	4,275	4,015,080
Universal Entertainment Corp., 8.50%, 12/11/24
(Call 12/11/23)(a)(b)	8,490	7,972,480
Vail Resorts Inc., 6.25%, 05/15/25 (Call 03/03/23)(a)(b)	6,660	6,691,219
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
7.75%, 04/15/25 (Call 04/15/23)(a)	7,165	7,191,582
		267,615,849
Environmental Control — 0.7%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 07/15/23)(a)(b)	6,190	5,962,864
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/23)(a)	8,532	8,119,464
4.25%, 06/01/25 (Call 06/01/23)(a)(b)	5,900	5,701,463
5.13%, 12/15/26 (Call 12/15/23)(a)(b)	5,568	5,422,194
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/23)(a)	5,396	4,565,016
Stericycle Inc., 5.38%, 07/15/24 (Call 06/07/23)(a)	7,381	7,320,799
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/23)(a)	5,770	5,366,100
		42,457,900
Food — 1.6%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/23)(a)	8,706	8,042,168
3.50%, 02/15/23(a)	7,855	7,849,930
4.63%, 01/15/27 (Call 01/15/24)(a)(b)	15,722	14,928,982
7.50%, 03/15/26 (Call 03/15/23)(a)	6,934	7,137,433
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/23)(b)	10,375	9,475,867
5.25%, 09/15/27 (Call 03/01/23)(b)	6,257	5,060,349
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 04/15/23)(a)(b)	5,946	5,841,945
Performance Food Group Inc., 5.50%, 10/15/27
(Call 10/15/23)(a)	12,255	11,826,949
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/23)(a)	9,666	9,600,905
Post Holdings Inc.
5.63%, 01/15/28 (Call 12/01/23)(a)(b)	1,500	1,450,525
5.75%, 03/01/27 (Call 03/01/23)(a)(b)	5,923	5,835,636
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/15/23)(a)(b)	5,419	4,178,049
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/23)(a)	12,174	12,182,933
		103,411,671
Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25 (Call 04/01/23)(a)(b)	7,983	7,864,688
6.38%, 05/01/25 (Call 05/01/23)(a)(b)	18,421	18,425,605
		26,290,293

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(b)	$8,500	$8,258,777
5.63%, 05/20/24 (Call 03/20/24)	8,131	8,007,315
5.75%, 05/20/27 (Call 02/20/27)	6,192	5,829,797
5.88%, 08/20/26 (Call 05/20/26)	7,860	7,574,979
		29,670,868
Health Care - Products — 0.1%
Teleflex Inc., 4.63%, 11/15/27 (Call 11/15/23)(b)	5,664	5,407,350

Health Care - Services — 3.9%
Akumin Inc., 7.00%, 11/01/25 (Call 03/03/23)(a)	5,461	4,232,275
Catalent Pharma Solutions Inc., 5.00%, 07/15/27
(Call 07/15/23)(a)(b)	5,681	5,396,984
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	22,934	20,301,177
8.00%, 03/15/26 (Call 03/15/23)(a)(b)	25,144	24,447,720
8.00%, 12/15/27 (Call 12/15/23)(a)(b)	3,845	3,641,871
Encompass Health Corp., 5.75%, 09/15/25
(Call 09/15/23)	4,655	4,635,853
Global Medical Response Inc., 6.50%, 10/01/25
(Call 10/01/23)(a)(b)	6,685	4,707,661
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/23)(a)	12,491	12,180,175
5.00%, 05/15/27 (Call 05/15/23)(a)(b)	12,760	12,421,244
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 03/03/23)(a)(b)	7,021	6,143,375
6.75%, 04/15/25 (Call 04/15/23)(a)(b)	7,385	7,200,375
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/23)(a)(b)	6,369	6,164,364
Prime Healthcare Services Inc., 7.25%, 11/01/25
(Call 11/01/23)(a)	10,060	8,962,203
Quorum Health Corp., 11.63%, 04/15/23(c)	2,653	—
RegionalCare Hospital Partners Holdings Inc./LifePoint
Health Inc., 9.75%, 12/01/26 (Call 12/01/23)(a)(b)	16,591	14,558,602
RP Escrow Issuer LLC, 5.25%, 12/15/25
(Call 12/15/23)(a)	9,132	7,476,825
Select Medical Corp., 6.25%, 08/15/26
(Call 08/15/23)(a)(b)	13,921	13,596,362
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 03/03/23)(a)(b)	3,362	3,336,785
10.00%, 04/15/27 (Call 04/15/23)(a)(b)	6,796	6,975,754
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 03/03/23)(b)	10,082	9,943,373
4.63%, 09/01/24	7,776	7,651,744
4.88%, 01/01/26 (Call 03/01/23)	24,419	23,783,373
5.13%, 11/01/27(b)	17,520	16,863,000
6.25%, 02/01/27(b)	17,729	17,330,097
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26
(Call 03/01/23)(a)	8,339	7,557,219
		249,508,411
Holding Companies - Diversified — 1.1%
FS Energy & Power Fund, 7.50%, 08/15/23
(Call 05/15/23)(a)	6,817	6,810,803
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	12,506	12,210,570
5.25%, 05/15/27 (Call 11/15/26)	16,650	15,527,332
6.25%, 05/15/26 (Call 05/15/23)	14,423	14,209,540
6.38%, 12/15/25 (Call 03/03/23)(b)	9,163	9,081,472
Stena AB, 7.00%, 02/01/24(a)(b)	4,082	4,068,029
Security	Par (000)	Value

Holding Companies - Diversified (continued)
Stena International SA
5.75%, 03/01/24(a)(b)	$4,803	$4,775,983
6.13%, 02/01/25 (Call 02/01/23)(a)(b)	3,851	3,654,137
		70,337,866
Home Builders — 0.9%
Beazer Homes USA Inc., 5.88%, 10/15/27
(Call 10/15/23)(b)	4,126	3,733,035
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC, 6.25%, 09/15/27
(Call 09/15/23)(a)(b)	6,833	6,043,993
Century Communities Inc., 6.75%, 06/01/27
(Call 06/01/23)(b)	6,010	5,927,588
Empire Communities Corp., 7.00%, 12/15/25
(Call 12/15/23)(a)(b)	5,366	4,856,230
Forestar Group Inc., 3.85%, 05/15/26 (Call 05/15/23)(a)	4,961	4,444,064
Mattamy Group Corp., 5.25%, 12/15/27
(Call 12/15/23)(a)(b)	5,880	5,381,487
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	4,381	4,404,701
Taylor Morrison Communities Inc.
5.75%, 01/15/28 (Call 10/15/27)(a)	3,825	3,706,714
5.88%, 06/15/27 (Call 03/15/27)(a)	6,685	6,570,510
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(a)	4,061	4,045,731
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	5,461	5,446,593
		54,560,646
Household Products & Wares — 0.2%
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)	5,632	5,112,448
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	5,959	5,193,269
Spectrum Brands Inc., 5.75%, 07/15/25
(Call 07/15/23)(b)	5,014	4,971,924
		15,277,641
Housewares — 0.6%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25
(Call 07/15/23)(a)(b)	7,982	7,243,665
Newell Brands Inc.
4.45%, 04/01/26 (Call 01/01/26)	23,819	22,536,823
4.88%, 06/01/25 (Call 05/01/25)	5,746	5,616,715
6.38%, 09/15/27 (Call 06/15/27)(b)	5,561	5,567,951
		40,965,154
Insurance — 1.3%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 03/03/23)(a)(b)	10,741	10,232,951
10.13%, 08/01/26 (Call 08/01/23)(a)(b)	4,994	5,011,118
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)(b)	9,015	8,248,725
6.75%, 10/15/27 (Call 10/15/23)(a)(b)	15,353	14,398,734
AssuredPartners Inc., 7.00%, 08/15/25 (Call 03/03/23)(a)	5,715	5,629,275
GTCR AP Finance Inc., 8.00%, 05/15/27
(Call 05/15/23)(a)(b)	5,488	5,391,960
Hub International Ltd., 7.00%, 05/01/26
(Call 05/01/23)(a)(b)	19,302	19,251,815
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	4,766	4,835,643
USI Inc./NY, 6.88%, 05/01/25 (Call 03/03/23)(a)(b)	6,890	6,857,617
		79,857,838
Internet — 1.9%
Cablevision Lightpath LLC, 3.88%, 09/15/27
(Call 09/15/23)(a)	5,016	4,280,046

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(a)	$5,711	$5,295,777
7.00%, 06/15/27 (Call 06/15/24)(a)	4,961	4,911,390
Gen Digital Inc., 5.00%, 04/15/25 (Call 02/13/23)(a)(b)	12,539	12,346,762
Go Daddy Operating Co. LLC/GD Finance Co. Inc.,
5.25%, 12/01/27 (Call 06/01/23)(a)(b)	6,635	6,404,766
GrubHub Holdings Inc., 5.50%, 07/01/27
(Call 07/01/23)(a)	5,737	4,611,114
Match Group Holdings II LLC, 5.00%, 12/15/27
(Call 12/15/23)(a)	4,750	4,544,043
Millennium Escrow Corp., 6.63%, 08/01/26
(Call 08/01/23)(a)(b)	9,045	6,292,607
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.,
4.75%, 04/30/27 (Call 10/15/23)(a)(b)	3,961	3,583,715
NortonLifeLock Inc., 6.75%, 09/30/27
(Call 09/30/24)(a)(b)	10,523	10,670,848
Rakuten Group Inc., 10.25%, 11/30/24(a)(b)	9,485	9,601,191
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/23)(a)(b)	5,780	5,803,120
Uber Technologies Inc.
7.50%, 05/15/25 (Call 05/15/23)(a)	12,229	12,416,348
7.50%, 09/15/27 (Call 09/15/23)(a)(b)	15,021	15,252,849
8.00%, 11/01/26 (Call 11/01/23)(a)(b)	17,849	18,270,950
		124,285,526
Iron & Steel — 0.7%
Allegheny Technologies Inc., 5.88%, 12/01/27
(Call 12/01/23)	4,240	4,099,656
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/23)(a)(b)	6,841	6,670,735
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 06/01/23)(b)	6,369	6,262,621
6.75%, 03/15/26 (Call 03/15/23)(a)	9,900	10,060,875
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)(b)	7,330	7,522,558
8.13%, 05/01/27 (Call 05/01/23)(a)(b)	8,045	8,105,337
		42,721,782
Leisure Time — 1.2%
Constellation Merger Sub Inc., 8.50%, 09/15/25
(Call 03/03/23)(a)(b)	4,873	4,204,424
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/24)(a)(b)	10,635	10,326,585
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	5,531	5,375,441
Lindblad Expeditions LLC, 6.75%, 02/15/27
(Call 02/15/24)(a)(b)	4,307	4,221,816
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/23)(a)(b)	6,444	6,049,305
5.88%, 03/15/26 (Call 12/15/25)(a)	16,227	13,995,787
5.88%, 02/15/27 (Call 02/15/24)(a)(b)	11,597	10,785,210
8.38%, 02/01/28 (Call 02/01/25)(a)	3,755	3,819,117
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/23)(a)(b)	9,456	8,061,240
13.00%, 05/15/25 (Call 05/15/23)(a)	8,721	9,252,763
		76,091,688
Lodging — 4.0%
Boyd Gaming Corp., 4.75%, 12/01/27 (Call 12/01/23)(b)	11,820	11,241,727
Genting New York LLC, 3.30%, 02/15/26
(Call 01/15/26)(a)	5,976	5,337,227
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25
(Call 05/01/23)(a)(b)	6,665	6,644,243
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/23)	6,790	6,586,802
Security	Par (000)	Value

Lodging (continued)
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	$5,540	$5,193,462
3.20%, 08/08/24 (Call 07/08/24)	21,144	20,313,622
3.50%, 08/18/26 (Call 06/18/26)	11,515	10,738,098
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/23)(a)	11,605	10,952,219
5.25%, 04/26/26 (Call 04/26/23)(a)(b)	5,962	5,586,650
5.63%, 07/17/27 (Call 07/17/23)(a)	6,746	6,195,526
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)(b)	8,631	7,811,055
5.25%, 06/18/25 (Call 02/13/23)(a)	5,796	5,499,438
5.38%, 05/15/24 (Call 05/15/23)(a)(b)	9,054	8,865,795
5.88%, 05/15/26 (Call 05/15/23)(a)(b)	8,710	8,296,275
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	4,935	4,650,878
5.50%, 04/15/27 (Call 01/15/27)(b)	8,062	7,780,221
5.75%, 06/15/25 (Call 03/15/25)(b)	7,709	7,618,066
6.00%, 03/15/23(b)	13,646	13,637,130
6.75%, 05/01/25 (Call 05/01/23)	9,288	9,355,331
Studio City Co. Ltd., 7.00%, 02/15/27
(Call 02/15/24)(a)(b)	4,169	4,023,606
Studio City Finance Ltd., 6.00%, 07/15/25
(Call 07/15/23)(a)	3,720	3,506,100
Travel + Leisure Co.
3.90%, 03/01/23(b)	4,803	4,788,669
6.00%, 04/01/27 (Call 01/01/27)	4,554	4,468,613
6.60%, 10/01/25 (Call 07/01/25)(b)	4,096	4,096,512
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	7,556	7,498,269
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)(b)	5,849	5,834,378
5.25%, 05/15/27 (Call 02/15/27)(a)	10,460	9,881,353
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	21,390	20,843,128
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 02/13/23)(a)(b)	6,659	6,423,299
5.50%, 01/15/26 (Call 06/15/23)(a)	11,430	10,663,833
5.50%, 10/01/27 (Call 10/01/23)(a)(b)	8,536	7,639,720
		251,971,245
Machinery — 0.6%
Stevens Holding Co. Inc., 6.13%, 10/01/26
(Call 10/01/23)(a)(b)	4,655	4,724,174
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%,
04/15/26 (Call 04/15/23)(a)	7,651	7,237,081
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27
(Call 07/15/23)(a)	17,939	16,600,571
Weir Group PLC (The), 2.20%, 05/13/26
(Call 04/13/26)(a)	9,685	8,678,920
		37,240,746
Manufacturing — 0.7%
Amsted Industries Inc., 5.63%, 07/01/27
(Call 07/01/23)(a)(b)	4,516	4,420,035
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/23)	4,130	4,059,824
FXI Holdings Inc.
7.88%, 11/01/24 (Call 03/03/23)(a)(b)	6,157	5,572,855
12.25%, 11/15/26 (Call 11/15/23)(a)(b)	8,811	7,973,955
Gates Global LLC/Gates Corp., 6.25%, 01/15/26
(Call 01/15/24)(a)(b)	6,349	6,245,611
Hillenbrand Inc.
5.00%, 09/15/26 (Call 07/15/26)	4,995	4,855,374
5.75%, 06/15/25 (Call 06/15/23)(b)	5,475	5,501,133
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	4,513	4,362,878
		42,991,665

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 7.2%
Altice Financing SA, 5.00%, 01/15/28 (Call 01/15/24)(a)	$6,270	$5,331,318
AMC Networks Inc.
4.75%, 08/01/25 (Call 08/01/23)(b)	9,113	7,772,331
5.00%, 04/01/24 (Call 04/01/23)(b)	4,631	4,463,260
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 02/16/23)(a)(b)	6,772	6,769,968
5.13%, 05/01/27 (Call 05/01/23)(a)	37,626	35,859,459
5.50%, 05/01/26 (Call 05/01/23)(a)(b)	9,060	8,901,994
Cengage Learning Inc., 9.50%, 06/15/24
(Call 03/03/23)(a)(b)	7,042	6,862,499
CSC Holdings LLC
5.25%, 06/01/24(b)	9,187	8,968,809
5.50%, 04/15/27 (Call 04/15/23)(a)(b)	15,325	13,496,728
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/23)(a)(b)	4,546	3,795,910
Directv Financing LLC/Directv Financing Co-Obligor Inc.,
5.88%, 08/15/27 (Call 08/15/23)(a)	42,081	38,152,739
DISH DBS Corp.
5.00%, 03/15/23(b)	18,973	18,947,003
5.25%, 12/01/26 (Call 06/01/26)(a)	31,738	27,334,352
5.88%, 11/15/24(b)	24,369	23,010,238
7.75%, 07/01/26(b)	22,809	18,619,215
DISH Network Corp., 11.75%, 11/15/27
(Call 05/15/25)(a)(b)	30,045	31,134,131
Gray Television Inc.
5.88%, 07/15/26 (Call 07/15/23)(a)(b)	8,101	7,454,869
7.00%, 05/15/27 (Call 05/15/23)(a)(b)	8,381	7,644,729
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/24)(a)	5,000	4,298,750
5.25%, 08/15/27 (Call 08/15/23)(a)(b)	9,215	8,265,118
6.38%, 05/01/26 (Call 05/01/23)	9,730	9,305,424
8.38%, 05/01/27 (Call 05/01/23)(b)	15,395	13,817,012
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/23)(a)	13,275	12,933,833
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/23)(a)(b)	4,066	3,862,682
Nexstar Media Inc., 5.63%, 07/15/27 (Call 07/15/23)(a)(b)	20,540	19,636,240
Radiate Holdco LLC/Radiate Finance Inc., 4.50%,
09/15/26 (Call 09/15/23)(a)(b)	10,216	7,789,700
Scripps Escrow Inc., 5.88%, 07/15/27
(Call 07/15/23)(a)(b)	5,016	4,476,780
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	11,848	10,678,627
5.00%, 08/01/27 (Call 08/01/23)(a)	17,010	16,101,561
TEGNA Inc., 4.75%, 03/15/26 (Call 03/15/23)(a)(b)	6,175	6,005,188
Townsquare Media Inc., 6.88%, 02/01/26
(Call 02/01/23)(a)(b)	6,151	5,782,517
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/23)(a)(b)	17,760	17,324,443
6.63%, 06/01/27 (Call 06/01/23)(a)	17,044	16,703,120
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/23)(a)(b)	5,150	4,699,246
Videotron Ltd.
5.13%, 04/15/27 (Call 04/15/23)(a)(b)	6,901	6,637,474
5.38%, 06/15/24 (Call 03/15/24)(a)	7,095	7,062,332
Ziggo Bond Co. BV, 6.00%, 01/15/27
(Call 01/15/24)(a)(b)	7,061	6,687,692
		456,587,291
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/23)(a)(b)	3,869	3,701,827
Security	Par (000)	Value

Mining — 0.8%
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/23)(a)(b)	$8,390	$8,344,554
Compass Minerals International Inc., 6.75%, 12/01/27
(Call 12/01/23)(a)	5,762	5,655,403
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	6,853	6,541,874
5.13%, 05/15/24 (Call 02/15/24)(a)	9,084	9,015,948
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)(b)	4,737	4,438,174
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/23)(a)	8,574	7,767,508
Perenti Finance Pty Ltd., 6.50%, 10/07/25
(Call 10/07/23)(a)(b)	5,223	5,151,845
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)(b)	4,491	4,255,223
		51,170,529
Office & Business Equipment — 0.2%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)	4,596	3,860,640
Xerox Corp., 4.63%, 03/15/23 (Call 02/15/23)	792	788,492
Xerox Holdings Corp., 5.00%, 08/15/25
(Call 07/15/25)(a)(b)	8,640	8,084,479
		12,733,611
Oil & Gas — 7.3%
Aethon United BR LP/Aethon United Finance Corp.,
8.25%, 02/15/26 (Call 02/15/23)(a)	8,814	8,769,930
Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 7.00%, 11/01/26 (Call 11/01/23)(a)(b)	6,740	6,449,999
Baytex Energy Corp., 8.75%, 04/01/27
(Call 04/01/23)(a)(b)	5,470	5,663,285
Berry Petroleum Co. LLC, 7.00%, 02/15/26
(Call 02/15/23)(a)(b)	4,579	4,405,199
California Resources Corp., 7.13%, 02/01/26
(Call 02/01/23)(a)(b)	7,041	6,856,174
Calumet Specialty Products Partners LP/Calumet
Finance Corp., 11.00%, 04/15/25 (Call 04/15/23)(a)	6,651	7,002,770
Centennial Resource Production LLC, 6.88%, 04/01/27
(Call 04/01/23)(a)	4,145	4,056,919
Chesapeake Energy Corp., 5.50%, 02/01/26
(Call 02/05/23)(a)(b)	5,696	5,531,904
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/23)(a)	16,905	17,026,951
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	7,967	7,816,344
7.00%, 06/15/25 (Call 06/15/23)(a)	12,975	12,880,153
Civitas Resources Inc., 5.00%, 10/15/26
(Call 10/15/23)(a)(b)	5,208	4,856,460
CNX Resources Corp., 7.25%, 03/14/27
(Call 03/14/23)(a)(b)	4,186	4,166,326
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/23)(a)(b)	14,227	13,935,070
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/23)(a)	7,053	6,806,145
Earthstone Energy Holdings LLC, 8.00%, 04/15/27
(Call 04/15/24)(a)(b)	6,641	6,484,106
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)	8,255	8,065,185
4.88%, 03/30/26 (Call 12/30/25)(a)	7,435	6,992,649
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/23)(a)	5,143	5,014,184
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	20	19,800
Gulfport Energy Operating Corp., 8.00%, 05/17/26(a)	6,433	6,368,670
Harbour Energy PLC, 5.50%, 10/15/26
(Call 10/15/23)(a)(b)	6,081	5,606,682
Independence Energy Finance LLC, 7.25%, 05/01/26
(Call 05/01/23)(a)(b)	8,205	7,876,800
Ithaca Energy North Sea PLC, 9.00%, 07/15/26
(Call 07/15/23)(a)	7,406	7,299,929
Laredo Petroleum Inc., 9.50%, 01/15/25
(Call 01/15/24)(b)	6,513	6,572,399

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(a)	$6,782	$6,779,096
6.13%, 06/30/25 (Call 03/30/25)(a)	7,506	7,452,716
6.50%, 06/30/27 (Call 12/30/26)(a)	6,945	6,855,414
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas
Finance Corp., 6.00%, 08/01/26 (Call 08/01/23)(a)	4,608	4,462,790
Matador Resources Co., 5.88%, 09/15/26
(Call 09/15/23)(b)	8,849	8,719,030
MEG Energy Corp., 7.13%, 02/01/27 (Call 02/01/23)(a)(b)	8,865	9,087,113
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/24)(a)(b)	8,152	7,527,557
10.50%, 05/15/27 (Call 05/15/23)(a)	5,662	5,506,932
Murphy Oil Corp., 5.88%, 12/01/27 (Call 12/01/23)(b)	5,085	4,995,737
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(b)	5,851	5,693,389
7.38%, 05/15/27 (Call 05/15/24)(a)	8,692	8,684,009
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/23)(a)	7,535	7,297,873
7.50%, 01/15/28 (Call 01/15/24)(a)	2,850	2,719,256
Neptune Energy Bondco PLC, 6.63%, 05/15/25
(Call 05/15/23)(a)	10,010	9,873,301
Oasis Petroleum Inc., 6.38%, 06/01/26
(Call 06/01/23)(a)(b)	4,751	4,679,735
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 06/15/24)	1,580	1,517,183
5.50%, 12/01/25 (Call 09/01/25)	8,690	8,748,571
5.55%, 03/15/26 (Call 12/15/25)(b)	13,645	13,763,166
5.88%, 09/01/25 (Call 06/01/25)	9,980	10,113,632
6.95%, 07/01/24(b)	844	859,302
8.50%, 07/15/27 (Call 01/15/27)	6,375	7,052,344
Parkland Corp., 5.88%, 07/15/27 (Call 07/15/23)(a)(b)	6,196	5,954,395
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25 (Call 06/15/23)	7,490	7,464,852
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/15/23)	8,800	8,510,744
Penn Virginia Holdings LLC., 9.25%, 08/15/26
(Call 08/15/23)(a)(b)	4,571	4,633,851
Puma International Financing SA
5.00%, 01/24/26 (Call 02/13/23)(a)	8,817	8,044,631
5.13%, 10/06/24 (Call 02/13/23)(a)	6,828	6,599,262
Range Resources Corp., 4.88%, 05/15/25
(Call 02/15/25)(b)	8,837	8,570,675
SM Energy Co.
6.63%, 01/15/27 (Call 01/15/24)(b)	5,125	4,992,092
6.75%, 09/15/26 (Call 09/15/23)(b)	5,136	5,055,915
Southwestern Energy Co.
5.70%, 01/23/25 (Call 10/23/24)(b)	4,999	4,949,010
7.75%, 10/01/27 (Call 10/01/23)(b)	4,810	5,016,253
Strathcona Resources Ltd., 6.88%, 08/01/26
(Call 08/01/23)(a)(b)	5,860	5,041,065
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27
(Call 04/15/23)(b)	7,435	7,440,502
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/24)	8,638	9,153,235
Tap Rock Resources LLC, 7.00%, 10/01/26
(Call 10/01/23)(a)	6,089	5,760,072
Transocean Guardian Ltd., 5.88%, 01/15/24
(Call 07/15/23)(a)	2,986	3,029,641
Transocean Inc.
7.25%, 11/01/25 (Call 11/01/23)(a)(b)	4,993	4,763,010
7.50%, 01/15/26 (Call 01/15/24)(a)	6,793	6,385,420
8.00%, 02/01/27 (Call 02/01/23)(a)(b)	7,078	6,486,987
11.50%, 01/30/27 (Call 07/30/23)(a)	8,940	9,358,392
Security	Par (000)	Value

Oil & Gas (continued)
Transocean Poseidon Ltd., 6.88%, 02/01/27
(Call 02/01/23)(a)	$5,411	$5,372,945
Transocean Titan Financing Ltd., 8.38%, 02/01/28
(Call 02/01/25)	1,880	1,949,581
Viper Energy Partners LP, 5.38%, 11/01/27
(Call 11/01/23)(a)(b)	3,623	3,505,252
W&T Offshore Inc., 9.75%, 11/01/23 (Call 02/08/23)(a)(b)	6,998	7,008,322
		463,958,283
Oil & Gas Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.,
6.88%, 04/01/27 (Call 04/01/23)(a)(b)	5,631	5,532,739
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)(b)	5,871	5,236,407
CSI Compressco LP/CSI Compressco Finance Inc.,
7.50%, 04/01/25 (Call 04/01/23)(a)(b)	4,081	3,873,549
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(a)	7,129	7,261,029
KCA Deutag UK Finance PLC, 9.88%, 12/01/25
(Call 02/13/23)(a)	5,706	5,516,887
Oceaneering International Inc., 4.65%, 11/15/24
(Call 09/30/24)	4,841	4,709,285
USA Compression Partners LP/USA Compression
Finance Corp.
6.88%, 04/01/26 (Call 04/01/23)(b)	8,290	8,136,220
6.88%, 09/01/27 (Call 09/01/23)(b)	8,876	8,609,720
Weatherford International Ltd., 11.00%, 12/01/24
(Call 12/01/23)(a)(b)	5,198	5,351,883
		54,227,719
Packaging & Containers — 3.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC, 6.00%, 06/15/27
(Call 06/15/24)(a)	6,835	6,823,907
Ardagh Packaging Finance PLC/Ardagh Holdings
USA Inc.
4.13%, 08/15/26 (Call 08/15/23)(a)	13,889	12,673,712
5.25%, 04/30/25 (Call 04/30/23)(a)	7,919	7,756,846
5.25%, 08/15/27 (Call 08/15/23)(a)(b)	20,661	16,936,855
Ball Corp.
4.00%, 11/15/23	11,606	11,460,137
4.88%, 03/15/26 (Call 12/15/25)(b)	8,604	8,440,524
5.25%, 07/01/25	12,172	12,112,479
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/23)(a)(b)	5,785	5,695,022
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	4,473	4,284,557
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/23)(b)	9,915	9,678,296
LABL Inc.
6.75%, 07/15/26 (Call 07/15/23)(a)	8,252	7,976,934
10.50%, 07/15/27 (Call 07/15/23)(a)(b)	7,876	7,501,726
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 02/24/23)(a)(b)	17,311	17,282,437
7.25%, 04/15/25 (Call 03/03/23)(a)	16,648	16,252,610
7.88%, 08/15/26	15,935	16,054,512
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27
(Call 05/15/23)(a)(b)	7,319	7,253,129
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen
Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27
(Call 10/15/23)(a)(b)	11,405	10,236,652
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	3,749	3,458,453
5.13%, 12/01/24 (Call 09/01/24)(a)	5,503	5,479,175
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	4,596	4,555,785
6.13%, 02/01/28 (Call 02/01/24)(a)	3,980	4,015,439

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/23)(a)	$12,155	$11,668,800
8.50%, 08/15/27 (Call 08/15/23)(a)(b)	7,866	7,551,360
		215,149,347
Pharmaceuticals — 2.8%
Bausch Health Americas Inc., 9.25%, 04/01/26
(Call 04/01/23)(a)(b)	6,380	4,663,397
Bausch Health Companies Inc., 9.00%, 12/15/25
(Call 12/15/23)(a)(b)	2,790	2,183,175
Bausch Health Cos. Inc.
5.50%, 11/01/25 (Call 03/03/23)(a)	21,155	17,924,631
5.75%, 08/15/27 (Call 08/15/23)(a)	6,315	4,262,625
6.13%, 02/01/27 (Call 02/01/24)(a)	12,325	8,411,813
11.00%, 09/30/28(a)	4,470	3,475,738
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 03/03/23)(a)	6,748	6,358,773
Horizon Therapeutics USA Inc., 5.50%, 08/01/27
(Call 08/01/23)(a)(b)	7,300	7,455,125
Mallinckrodt International Finance SA/Mallinckrodt
CB LLC, 10.00%, 04/15/25 (Call 04/15/23)(a)(b)	5,711	5,034,068
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/23)(a)	5,286	4,316,294
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	8,455	8,182,601
4.38%, 03/15/26 (Call 12/15/25)(b)	8,076	7,627,136
PRA Health Sciences Inc., 2.88%, 07/15/26
(Call 07/15/23)(a)(b)	5,694	5,217,128
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	17,633	17,394,955
3.15%, 10/01/26(b)	40,772	36,579,823
4.75%, 05/09/27 (Call 02/09/27)(b)	12,071	11,207,094
6.00%, 04/15/24 (Call 01/15/24)(b)	15,355	15,335,806
7.13%, 01/31/25 (Call 10/31/24)(b)	11,580	11,722,434
		177,352,616
Pipelines — 4.5%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.75%, 03/01/27 (Call 03/01/23)(a)(b)	8,207	7,960,790
5.75%, 01/15/28 (Call 01/15/24)(a)	1,550	1,485,640
7.88%, 05/15/26 (Call 05/15/23)(a)(b)	7,412	7,606,565
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.63%, 12/15/25 (Call 12/15/23)(a)	7,078	7,188,594
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	7,256	6,636,846
4.13%, 03/01/25 (Call 02/01/25)(a)	5,838	5,559,969
4.13%, 12/01/27 (Call 09/01/27)	4,732	4,280,804
4.15%, 07/01/23 (Call 04/01/23)(b)	5,830	5,771,350
Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/23)(a)(b)	7,345	7,031,001
5.75%, 04/01/25 (Call 04/01/23)	5,795	5,716,695
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	4,965	4,788,792
4.85%, 07/15/26 (Call 04/15/26)	6,136	5,992,571
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)	5,916	5,395,022
6.00%, 07/01/25 (Call 04/01/25)(a)(b)	4,850	4,774,874
6.50%, 07/01/27 (Call 01/01/27)(a)	10,956	10,668,405
7.50%, 06/01/27 (Call 06/01/24)(a)(b)	5,686	5,708,033
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(a)(b)	5,701	5,729,106
Security	Par (000)	Value

Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 10/01/23)	$6,745	$6,626,963
8.00%, 01/15/27 (Call 01/15/24)(b)	11,489	11,375,546
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27 (Call 08/01/23)	4,851	4,670,203
Hess Midstream Operations LP, 5.63%, 02/15/26
(Call 02/15/23)(a)(b)	9,286	9,194,254
Holly Energy Partners LP/Holly Energy Finance Corp.,
6.38%, 04/15/27 (Call 04/15/24)(a)(b)	5,115	5,065,129
Howard Midstream Energy Partners LLC, 6.75%,
01/15/27 (Call 01/01/24)(a)(b)	4,687	4,569,239
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	17,144	15,887,801
6.75%, 09/15/25 (Call 09/15/23)(a)	14,865	14,257,021
NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 02/01/26 (Call 02/01/23)(a)	23,751	22,444,695
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/23)(b)	4,439	3,939,613
7.50%, 11/01/23 (Call 03/03/23)(b)	5,494	5,507,804
Northriver Midstream Finance LP, 5.63%, 02/15/26
(Call 10/15/23)(a)(b)	6,893	6,612,210
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	6,490	6,243,848
5.75%, 10/01/25 (Call 07/01/25)(b)	7,760	7,678,598
6.00%, 06/01/26 (Call 03/01/26)	5,729	5,616,139
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 02/02/23)(b)	6,323	6,323,579
Rockies Express Pipeline LLC, 3.60%, 05/15/25
(Call 04/15/25)(a)	5,142	4,885,784
Southeast Supply Header LLC, 4.25%, 06/15/24
(Call 03/15/24)(a)	3,855	3,671,727
Summit Midstream Holdings LLC/Summit Midstream
Finance Corp., 8.50%, 10/15/26 (Call 10/15/23)(a)	9,170	8,929,287
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
6.00%, 03/01/27 (Call 03/01/23)(a)(b)	5,431	5,169,803
7.50%, 10/01/25 (Call 10/01/23)(a)(b)	7,175	7,280,472
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	8,940	8,537,700
3.95%, 06/01/25 (Call 03/01/25)(b)	5,074	4,869,390
4.65%, 07/01/26 (Call 04/01/26)	5,516	5,323,569
		286,975,431
Real Estate — 0.3%
Five Point Operating Co. LP/Five Point Capital Corp.,
7.88%, 11/15/25 (Call 11/15/23)(a)	7,318	6,593,979
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 03/03/23)(a)	7,430	7,340,339
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	6,458	6,466,419
		20,400,737
Real Estate Investment Trusts — 4.1%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27
(Call 10/15/26)(a)(b)	4,540	4,006,868
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)(b)	8,673	7,653,110
5.75%, 05/15/26 (Call 05/15/23)(a)	11,370	10,789,846
Diversified Healthcare Trust, 9.75%, 06/15/25
(Call 06/15/23)	5,618	5,510,789
Global Net Lease Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)(b)	6,075	5,125,781
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	12,172	10,798,390

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
6.00%, 04/15/25 (Call 04/15/23)(a)(b)	$4,721	$4,614,777
Iron Mountain Inc., 4.88%, 09/15/27 (Call 09/15/23)(a)(b)	12,015	11,335,215
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	6,356	6,308,330
4.75%, 10/01/24 (Call 07/01/24)(b)	8,705	8,661,475
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.25%, 02/01/27 (Call 02/01/23)(a)	7,410	6,530,062
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 09/07/23)(b)	16,394	13,878,505
5.25%, 08/01/26 (Call 08/01/23)(b)	5,785	5,270,810
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/23)(a)	6,276	5,844,525
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	4,040	3,093,822
4.25%, 05/15/24 (Call 02/15/24)	4,276	4,144,979
4.50%, 02/01/25 (Call 11/01/24)	7,706	7,170,412
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/23)(a)	7,786	7,893,057
RHP Hotel Properties LP/RHP Finance Corp., 4.75%,
10/15/27 (Call 10/15/23)(b)	7,880	7,394,012
RLJ Lodging Trust LP, 3.75%, 07/01/26
(Call 07/01/23)(a)(b)	6,064	5,556,041
SBA Communications Corp., 3.88%, 02/15/27
(Call 02/15/23)	17,100	15,782,103
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	1,429	1,090,405
4.35%, 10/01/24 (Call 09/01/24)	9,393	8,882,550
4.50%, 06/15/23 (Call 03/03/23)	6,220	6,184,392
4.50%, 03/15/25 (Call 09/15/24)	4,284	3,869,300
4.65%, 03/15/24 (Call 09/15/23)	4,565	4,450,874
4.75%, 10/01/26 (Call 08/01/26)	5,345	4,401,073
4.95%, 02/15/27 (Call 08/15/26)	4,841	3,976,291
5.25%, 02/15/26 (Call 08/15/25)	4,279	3,735,267
5.50%, 12/15/27 (Call 09/15/27)(b)	5,376	4,766,308
7.50%, 09/15/25 (Call 06/15/25)(b)	9,972	9,622,980
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	4,695	4,213,763
3.75%, 12/31/24 (Call 09/30/24)(a)(b)	4,559	4,323,927
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	5,936	5,344,997
4.75%, 03/15/25 (Call 09/15/24)	5,701	5,519,790
Uniti Group LP/Uniti Fiber Holdings Inc./CSL
Capital LLC, 7.88%, 02/15/25 (Call 02/15/23)(a)	26,103	25,765,227
XHR LP, 6.38%, 08/15/25 (Call 08/15/23)(a)	5,650	5,588,688
		259,098,741
Retail — 3.0%
1011778 BC ULC/New Red Finance Inc.
4.38%, 01/15/28 (Call 11/15/23)(a)	1,174	1,084,039
5.75%, 04/15/25 (Call 04/15/23)(a)(b)	6,976	6,975,215
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)(b)	5,470	5,302,276
Brinker International Inc., 5.00%, 10/01/24
(Call 07/01/24)(a)	3,830	3,744,840
CEC Entertainment LLC, 6.75%, 05/01/26
(Call 05/01/23)(a)(b)	7,451	6,926,636
Dave & Buster’s Inc., 7.63%, 11/01/25
(Call 11/01/23)(a)(b)	4,963	5,042,821
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/23)(a)(b)	8,325	7,711,552
8.50%, 10/30/25 (Call 10/30/23)(a)	7,446	7,057,095
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 04/01/23)(a)	7,531	6,928,520
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/24)(a)	6,249	5,467,875
Security	Par (000)	Value

Retail (continued)
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/23)(a)	$8,955	$8,987,059
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC, 4.75%, 06/01/27 (Call 06/01/23)(a)(b)	8,875	8,653,876
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)(b)	4,285	4,110,429
Lithia Motors Inc., 4.63%, 12/15/27 (Call 12/15/23)(a)(b)	4,575	4,254,750
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/23)(a)	9,326	8,509,975
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)(b)	12,711	12,189,485
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)(b)	3,936	3,418,416
Penske Automotive Group Inc., 3.50%, 09/01/25
(Call 09/01/23)(b)	6,269	5,919,817
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)(b)	6,857	5,825,707
4.75%, 02/15/27 (Call 11/15/26)(b)	6,551	4,965,986
4.85%, 04/01/24(b)	7,848	7,510,850
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/23)(a)(b)	3,762	2,481,980
8.00%, 11/15/26 (Call 01/15/24)(a)	8,833	4,924,398
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/23)(b)	7,859	7,764,703
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (Call 11/28/23)(a)(b)	3,976	3,688,270
Specialty Building Products Holdings LLC/SBP Finance
Corp., 6.38%, 09/30/26 (Call 09/30/23)(a)	8,242	7,428,102
Staples Inc.
7.50%, 04/15/26 (Call 04/15/23)(a)	22,760	20,226,054
10.75%, 04/15/27 (Call 04/15/23)(a)(b)	11,574	8,761,518
Suburban Propane Partners LP/Suburban Energy
Finance Corp., 5.88%, 03/01/27 (Call 03/01/23)	3,961	3,831,391
		189,693,635
Semiconductors — 0.2%
Amkor Technology Inc., 6.63%, 09/15/27
(Call 03/15/23)(a)(b)	6,165	6,187,451
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/23)(a)(b)	5,131	4,944,631
		11,132,082
Software — 1.2%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/23)(a)	4,900	4,850,316
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/23)(a)(b)	6,745	6,701,263
9.13%, 03/01/26 (Call 09/01/23)(a)	3,979	3,800,239
Camelot Finance SA, 4.50%, 11/01/26
(Call 11/01/23)(a)(b)	8,146	7,748,883
CDK Global Inc., 4.88%, 06/01/27 (Call 06/01/23)	140	118,955
CWT Travel Group Inc., 8.50%, 11/19/26
(Call 11/19/23)(a)(b)	7,191	6,067,406
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)	4,458	4,425,680
PTC Inc., 3.63%, 02/15/25 (Call 02/15/23)(a)	5,667	5,436,806
SS&C Technologies Inc., 5.50%, 09/30/27
(Call 03/30/23)(a)	23,156	22,271,441
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/23)(a)	20,804	13,751,444
		75,172,433
Telecommunications — 6.1%
Altice France Holding SA, 10.50%, 05/15/27
(Call 05/15/23)(a)	19,494	16,740,472
Altice France SA/France
5.50%, 01/15/28 (Call 09/15/23)(a)	5,000	4,152,600
8.13%, 02/01/27 (Call 08/01/23)(a)	21,189	19,867,336
C&W Senior Financing DAC, 6.88%, 09/15/27
(Call 09/15/23)(a)(b)	13,920	13,241,818

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
CommScope Inc.
6.00%, 03/01/26 (Call 03/01/23)(a)	$17,315	$16,600,756
8.25%, 03/01/27 (Call 03/01/23)(a)(b)	11,385	9,683,512
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/23)(a)(b)	8,695	6,641,672
6.00%, 06/15/25 (Call 06/15/23)(a)(b)	15,022	14,226,285
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/23)(a)	23,611	22,578,019
DKT Finance ApS, 9.38%, 06/17/23 (Call 02/10/23)(a)(b)	5,414	5,425,440
Frontier Communications Holdings LLC, 5.88%, 10/15/27 (Call 10/15/23)(a)(b)	13,075	12,508,689
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	9,145	8,863,654
6.63%, 08/01/26(b)	8,541	8,243,090
Iliad Holding SASU, 6.50%, 10/15/26 (Call 10/15/23)(a)	13,891	13,172,002
Intrado Corp., 8.50%, 10/15/25 (Call 03/03/23)(a)(b)	7,715	6,999,112
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)(b)	8,810	7,645,747
4.63%, 09/15/27 (Call 09/15/23)(a)(b)	11,381	9,625,481
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)(b)	14,252	11,987,500
5.13%, 12/15/26 (Call 12/15/23)(a)(b)	8,926	7,631,730
Maxar Technologies Inc., 7.75%, 06/15/27
(Call 06/15/24)(a)	5,706	5,962,627
Nokia OYJ, 4.38%, 06/12/27(b)	6,073	5,850,425
Sprint LLC
7.13%, 06/15/24	29,434	30,059,472
7.63%, 02/15/25 (Call 11/15/24)(b)	18,754	19,467,590
7.63%, 03/01/26 (Call 11/01/25)	18,010	19,074,441
7.88%, 09/15/23	48,712	49,442,680
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	17,150	16,672,095
ViaSat Inc.
5.63%, 09/15/25 (Call 02/13/23)(a)(b)	8,116	7,629,040
5.63%, 04/15/27 (Call 04/15/23)(a)(b)	6,946	6,478,812
Zayo Group Holdings Inc., 4.00%, 03/01/27
(Call 03/03/23)(a)(b)	16,833	13,383,918
		389,856,015
Toys, Games & Hobbies — 0.1%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(a)(b)	6,882	6,445,896
5.88%, 12/15/27 (Call 12/15/23)(a)(b)	1,785	1,781,591
		8,227,487
Transportation — 0.2%
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(a)	6,945	6,561,619
Western Global Airlines LLC, 10.38%, 08/15/25
(Call 08/15/23)(a)(b)	4,571	3,196,639
XPO Escrow Sub LLC, 7.50%, 11/15/27
(Call 11/15/24)(a)(b)	3,513	3,609,959
		13,368,217
Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/23)(a)	7,681	7,435,208
Security	Par/ Shares (000)	Value

Trucking & Leasing (continued)
9.75%, 08/01/27 (Call 08/01/23)(a)(b)	$4,836	$4,979,982
NAC Aviation 29 DAC, 4.75%, 06/30/26 (Call 06/01/23)	2,450	2,149,875
		14,565,065
Water — 0.1%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(a)(b)	4,573	4,578,716

Total Corporate Bonds & Notes — 98.2%
(Cost: $6,435,901,917)		6,239,316,904

Common Stocks

Health Care Technology — 0.0%
Quincy Health LLC(c)	26	1

Total Common Stocks — 0.0%
(Cost $2,673,769)		1

Warrants
Advertising — 0.0%
Affinion Group Inc.	9	0

Total Warrants — 0.0%
(Cost $0)		—

Total Long-Term Investments — 98.2%
(Cost: $6,438,575,686)		6,239,316,905

Short-Term Securities

Money Market Funds — 16.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(d)(e)(f).	1,033,664	1,034,284,330
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(d)(e)	40,780	40,780,000

Total Short-Term Securities — 16.9%
(Cost: $1,074,268,880)		1,075,064,330

Total Investments — 115.1%
(Cost: $7,512,844,566)		7,314,381,235

Liabilities in Excess of Other Assets — (15.1)%		(959,530,186)

Net Assets — 100.0%		$6,354,851,049

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,015,499,020	$17,825,443	(a)	$—		$94,014	$865,853	$1,034,284,330	1,033,664	$2,567,075	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	57,659,000	—		(16,879,000	)(a)	—	—	40,780,000	40,780	546,788		46
						$94,014	$865,853	$1,075,064,330		$3,113,863		$46

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$6,239,316,904	$—	$6,239,316,904
Warrants	—	—	—	—
Common Stocks	—	—	1	1
Short-Term Securities
Money Market Funds	1,075,064,330	—	—	1,075,064,330
	$1,075,064,330	$6,239,316,904	$1	$7,314,381,235

Portfolio Abbreviation

REIT	Real Estate Investment Trust